Schedule of related party balance with the related party (Details) (Parenthetical) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Amounts due from a related party	$ 8,411	$ 30,983
Columbus Digital Technology (Shenzhen) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Operating lease description	The lease term covered the period from April 1, 2024 to March 31, 2026.
Unpaid rent	$ 79,759
Mr. Gao [Member]
Related Party Transaction [Line Items]
Amounts due from a related party	660,539
Amounts due from a related party, current	93,686
Amounts due from a related party, Non-current	$ 566,853